Related party balances and transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands			1 Months Ended			6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jan. 31, 2024	Mar. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related party balances and transactions
Amounts due from related parties								$ 12,577	¥ 91,398	¥ 74,122
Amounts due to related parties								51,697	375,696	35,664
Total liabilities								749,029	5,443,351	5,138,852
Purchase of products and services
Related party balances and transactions
Amount of transaction						¥ 376,504	¥ 216,079
Loans to related parties
Related party balances and transactions
Amount of transaction						9,800	12,000
Interest income on loans
Related party balances and transactions
Amount of transaction						5,899	6,771
Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction						2,168	2,400
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction						17,700	8,500
Related Party
Related party balances and transactions
Accounts receivable								128,519	933,973	1,572,703
Amounts due from related parties									91,398	74,122
Other non-current assets – related parties								37,755	274,370	224,349
Accounts payable – related parties								55,513	403,424	312,830
Amounts due to related parties									375,696	35,664
Other non-current liabilities – related parties								$ 6,388	46,425	44,519
Inventory purchases						75,008	24,014
Cost of revenues						284,709	186,724
Interest expense						7,706	6,116
Related Party | Geely Group | Unsecured bank loans
Related party balances and transactions
Face amount of debt			¥ 149,000		¥ 300,000				200,000
Interest rate		3.90%	6.00%		4.10%
Repayments of debt	¥ 100,000
Related Party | Hubei ECARX
Related party balances and transactions
Other non-current assets – related parties									274,370	224,349
Amount of transaction						¥ 252,287
Interest rate						5.00%
Related Party | Xingji Meizu
Related party balances and transactions
Accounts payable – related parties									50,000
Other non-current liabilities – related parties									46,425
Interest rate						4.00%
Software licensing agreement period				3 years
Total liabilities									96,425
Related Party | Operating expense
Related party balances and transactions
Amount of transaction						¥ 16,787	5,341
Related Party | Purchase of products and services
Related party balances and transactions
Amounts due from related parties									79,884	8,420
Accounts payable – related parties									403,424	312,830
Related Party | Technical and logistical services
Related party balances and transactions
Amounts due to related parties									20,978	9,701
Related Party | Loans to related parties
Related party balances and transactions
Amount of transaction						9,800	12,000
Related Party | Interest income on loans | Hubei ECARX
Related party balances and transactions
Amount of transaction						5,525	5,204
Related Party | Interest Income On Loans Due From Related Party
Related party balances and transactions
Amount of transaction						374	1,567
Related Party | Loans and interest receivable
Related party balances and transactions
Amounts due from related parties									11,514	65,702
Related Party | Borrowings and interest payable on borrowing
Related party balances and transactions
Amounts due to related parties									¥ 354,718	¥ 25,963
Related Party | Annual Software Sales | Xingji Meizu
Related party balances and transactions
Amount of transaction				¥ 50,000
Related Party | Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction						2,168	2,400
Related Party | Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction						¥ 17,700	¥ 8,500